UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     February 08, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $508,960 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      NOTE 3/0         031162AL4      777  1000000 PRN      SOLE                  1000000        0        0
BED BATH & BEYOND INC          COM              075896100    47141   959123 SH       SOLE                   959123        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    23343 22885000 PRN      SOLE                 22885000        0        0
CARDINAL HEALTH INC            COM              14149Y108    29220   762737 SH       SOLE                   762737        0        0
CLOROX CO DEL                  COM              189054109    38997   616267 SH       SOLE                   616267        0        0
COMCAST CORP NEW               CL A             20030N101    25508  1161027 SH       SOLE                  1161027        0        0
ECOLAB INC                     COM              278865100    13712   271950 SH       SOLE                   271950        0        0
FASTENAL CO                    COM              311900104     5810    96986 SH       SOLE                    96986        0        0
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0     1002  1000000 PRN      SOLE                  1000000        0        0
MICROSOFT CORP                 COM              594918104    55317  1981985 SH       SOLE                  1981985        0        0
NEKTAR THERAPEUTICS            COM              640268108      128    10000 SH       SOLE                    10000        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     1007  1000000 PRN      SOLE                  1000000        0        0
NIKE INC                       CL B             654106103    69290   811172 SH       SOLE                   811172        0        0
NU HORIZONS ELECTRS CORP       COM              669908105      121    17289 SH       SOLE                    17289        0        0
PAYCHEX INC                    COM              704326107    64393  2083255 SH       SOLE                  2083255        0        0
PROGRESSIVE CORP OHIO          COM              743315103    57830  2910400 SH       SOLE                  2910400        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     1063    28700 SH       SOLE                    28700        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    18456   254279 SH       SOLE                   254279        0        0
US BANCORP DEL                 COM NEW          902973304      261     9659 SH       SOLE                     9659        0        0
WATERS CORP                    COM              941848103    15602   200772 SH       SOLE                   200772        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119      665    60000 SH       SOLE                    60000        0        0
WELLS FARGO & CO NEW           COM              949746101    39317  1268686 SH       SOLE                  1268686        0        0